14 Right-of-use assets and Lease Liability	12 Months Ended
Dec. 31, 2019
Right-of-use Assets And Lease Liability
Right-of-use assets and Lease Liability

14	Right-of-use assets and Lease Liability

(a)	Right-of-use assets

The Company leases various offices, railars, vessels, pieces of equipment and vehicles. Such leases are negotiated individually and are subject to various terms and conditions.

The right-of-use asset is measured at the cost composed of:

·	Amount initially measured of the lease liabilities;
·	Any payment made up to the start of the lease, deducting any incentive received;
·	Any initial direct cost; and
·	Renovation costs.

Changes in right-of-use assets in 2019:

		Transfer of	Initial Adoption				Foreign currency
	2018	fixed assets	01/01/2019	Addition	Depreciation	Disposal	translation adjustment	2019

Buildings and constructions			207,524	153,771	(27,759)	(122,488)	1,122	212,170
Computer equipment and goods		2,726	4,932	6,179	(1,446)		132	12,523
Machinery and equipment		7,956	526,318	344,928	(136,615)		661	743,248
Ships			906,495	150,670	(191,778)			865,387
Rail cars		87,313	633,492	103,169	(132,728)		54,794	746,040
Vehicles			35,479	1,073	(10,493)		227	26,286
Total		97,995	2,314,240	759,790	(500,819)	(122,488)	56,936	2,605,654

The expense for the short-term leases recognized in the 12-month period ended December 31, 2019 was R$103,929.

The expense related to low-value leases recognized in the 12-month period ended December 31, 2019 was R$1,070.

To optimize lease costs during the lease term, the Company must provide guaranteed residual amounts for the leased asset. For certain lease agreements for freight cars, which were classified until December 31, 2018 as financial leases, the Company guaranteed any difference between the flow of contractual payments and the fair value of these assets upon the end of the enforceable term, limited to R$50,622 (US$12,559) as of December 31, 2019 and R$48,664 (US$12,559) as of December 31, 2018.

(b)	Lease Liability

The lease payments are deducted using the interest rate of the agreement. If this rate cannot be determined, the Company’s incremental borrowing rate, which corresponds to the rate the Company would pay to take out any loan with similar term and guarantee, for obtaining a similar asset in a similar economic environment and conditions.

Extension Options

Some leases contains extension options exercisable by the Company. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.

Changes in lease liability

2019

Balance at December 31, 2018	100,557

Initial adoption IFRS 16	2,191,908
Balance at January 01, 2019	2,292,465

Acquired	911,619
Disposals	(122,488)
Interests and monetary and exchange variations, net	121,061
Currancy translation adjustments	56,805
Payments	(454,190)
Interest paid	(128,376)
Balance at December 31, 2019	2,676,896

Current liability	676,291
Non-current liability	2,000,605
Total	2,676,896

Payment Schedule

2019

2021	484,956
2022	421,163
2023	316,218
2024	293,363
2025	177,118
2026 thereafter	307,787
Total	2,000,605

(c)	Non-cash investing and financing activity transactions:

Net effect of additions/acquired and disposals of leasing that not affect the cash flow in 2019, in compliance with IFRS 16, is R$ 580,055.